Filed pursuant to Rule 497(e)

Registration Nos. 333-289817; 811-24116

Defiance Global Foundries ETF (AIFR)

(the “Fund”)

listed The Nasdaq Stock Market, LLC

September 25, 2026

Supplement to the
Prospectus and Statement of Additional Information (“SAI”),
each dated August 28, 2026

Effective immediately, the section on the back cover page of the Prospectus entitled “Independent Registered Public Accounting Firm” is deleted and replaced in its entirety to read as follows:

Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia Pennsylvania 19103

Effective immediately, the section of the SAI entitled “Independent Registered Public Accounting Firm” is deleted and replaced in its entirety to read as follows:

Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

Please retain this Supplement for future reference.

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